Total
DoubleLine Strategic Commodity Fund
Fund Summary DoubleLine Strategic Commodity Fund
Investment Objective
The Fund’s investment objective is to seek long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. If you purchase Class I shares through a broker or other financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DoubleLine Strategic Commodity Fund - USD ($)	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	none	none
Fee for Redemption by Wire	$ 15	$ 15
Exchange Fee	none	none
Account Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DoubleLine Strategic Commodity Fund		Class I	Class N
Management Fees	[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	[1],[2]	0.20%	0.20%
Acquired Fund Fees and Expenses	[1],[3]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.11%	1.36%
[1]	The Fund enters into index-related swap transactions, under which the Fund incurs fees payable to its counterparties and other costs. Those fees and costs reduce the index-based returns to the Fund under the swaps. During the Fund’s most recent fiscal year, under its swap transactions, the Fund incurred fees payable to its swap counterparties of up to 0.23% (expressed as an annualized percentage of the notional amounts of the swaps). Swap returns are typically also reduced by amounts based on short-term interest rates (applied against the notional amounts of the swaps) and potentially by other amounts. Such fees and costs are not reflected in the table above or in the example below. See “Index Risk — Note regarding Index-Based Swaps” for more information regarding such fees and costs.
[2]	During the Fund’s most recent fiscal year, the Adviser recouped approximately 0.08% in fees it had waived or expenses it had reimbursed in a prior period pursuant to the expense limitation agreement with the Fund.
[3]	‘‘Acquired Fund Fees and Expenses’’ are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - DoubleLine Strategic Commodity Fund - USD ($)	Class I	Class N
1 Year	$ 113	$ 138
3 Years	353	431
5 Years	612	745
10 Years	$ 1,352	$ 1,635

Portfolio Turnover
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, portfolio turnover rate is determined using a required formula which does not call for the inclusion of cash or cash equivalent instruments or certain derivatives transactions. If the Fund’s transactions in cash and cash equivalent instruments and derivatives were reflected in the calculation, the Fund’s portfolio turnover rate shown would be higher.
Principal Investment Strategies
The Fund normally seeks to generate long term total return through long and short exposures to commodity-related investments. The commodities to which the Fund may have investment exposure may include, without limitation, industrial metals (e.g., copper and nickel); precious metals (e.g., gold and silver); oil, gas and other energy commodities (e.g., crude oil, brent oil, gasoil, RBOB oil (reformulated blendstock for oxygenate blending), and heating oil); agricultural products (e.g., soybeans, sugar, and cotton); and livestock (e.g., live cattle). Commodity-related investments may include investments in commodities, investments in instruments tied or related to one or more commodities or commodity-related indices or investments in companies with direct or indirect exposure to commodities (e.g., an investment in an oil production company or a mining company). As of the date of this Prospectus, the Fund expects to gain commodity-related investment exposure primarily through derivatives contracts, securities, or other instruments that provide a return tied to a commodities index, a basket of commodities, or a single commodity. The Fund generally uses instruments that involve investment leverage to achieve commodity exposures and expects to have, under normal circumstances, investment exposure to commodities in an amount up to the value of the Fund’s total assets.

The Fund expects to obtain its commodities exposures through swap contracts, futures contracts and/or other derivatives not requiring significant investments of the Fund’s cash. As a result, the Fund expects to have free cash available to invest in other assets. The Fund currently expects that those other investments will comprise principally fixed-income investments. See “Fixed Income Investments” below. It is possible that the Fund might lose money on both its commodity exposures and on its fixed-income investments. The use of derivatives to gain commodities exposure will create investment leverage in the Fund’s portfolio.

The Adviser may use a variety of commodity-related investment strategies in pursuing the Fund’s investment objective, including the following principal approaches:
  Long Basket or Index-Related Exposure. The Adviser may create one or more long commodity-related positions in the Fund’s portfolio, representing what the Adviser considers from time to time to be efficient, broad-based exposure to a number of commodities. For example, the Adviser may identify one or more baskets or indexes of commodities, which will typically be administered and maintained by a third party, although the Adviser may provide recommendations to the basket or index sponsor during the construction of the basket or index or from time to time thereafter as to the exposures to be reflected in the basket or index. In pursuit of this strategy, the Adviser will normally attempt to replicate within the Fund’s portfolio the commodity exposures of the basket or index. These basket- or index-based exposures will typically comprise at least 50% of the Fund’s commodity exposures, and may constitute as much as 100% of the Fund’s commodity exposures. The Adviser, in its discretion, may add to or replace the baskets or indexes, or may determine to implement the Fund’s investment program without relying on any baskets or indexes. In the latter case, the adviser would rely principally on the investment techniques described under “Tactical Commodity Exposure,” below.
  As of the date of this Prospectus, the Adviser has licensed the right to use the Morgan Stanley Backwardation-Focused Multi-Commodity Index (“BFMCISM”) (described below) (the “Morgan Stanley Index”), and the Fund invests in derivative instruments intended to provide exposure to the Morgan Stanley Index in implementing this aspect of the Fund’s principal investment strategies. However, the Adviser at any time may discontinue the use of the Morgan Stanley Index or may use other commodities-related indices at any time and without notice or may work with another index sponsor to create a custom commodities-related index. There can be no assurance that the Fund will continue to use the Morgan Stanley Index in implementing its principal investment strategies. For more information regarding the Morgan Stanley Index, see “The Morgan Stanley Index” below.
  Tactical Commodity Exposure. The Adviser may seek to generate additional returns or modify the Fund’s broad-based commodities exposures by taking long and/or short positions in individual commodities or in other baskets of commodities or commodity indexes. These investments may be made in commodities, such as precious metals, that are not represented in the basket or index of commodities through which the Fund may be obtaining broad-based commodities exposures. The Adviser will determine whether to take such positions based on the Adviser’s quantitative models as well as the Adviser’s views of changing market, economic and political factors, market fundamentals, macroeconomic trends, and global or local events. The Adviser may also seek to pursue “market neutral” returns by creating roughly equal “long” and “short” exposures on different commodities of any kind. The Fund’s tactical commodity exposures will be actively managed, and the allocation of the Fund’s assets to various commodities will change over time, sometimes rapidly.
The Fund may also employ commodity roll-timing strategies. “Rolling” derivative-related exposure is the process by which the holder of a particular derivative instrument (such as a futures contract) or other instrument providing investment exposure will sell or close out the instrument on or before the termination or expiration date and simultaneously purchase or enter into a new instrument with identical terms except for a later termination date. “Roll-timing” is a process by which the Fund may seek to add incremental return through the timing of its commodity roll activities. For example, if the structure of an index reflects the effect of derivative “rolls” in the markets, the Fund might attempt to time its own roll activities to gain a pricing advantage over the pricing reflected in the index. The Adviser may consider the historical “backwardation” of commodity-related futures contracts in constructing the Fund’s portfolio and as part of any roll-timing strategies it uses. (Backwardation can occur when a futures contract calling for delivery of a commodity in the future has a lower value than the current “spot” or market price of the commodity. The value of such a futures contract may have the potential to appreciate to the value of the underlying commodity’s spot price (current market price) as the contract approaches expiration, although there can be no assurance that it will.)

The Morgan Stanley Index. The Morgan Stanley Index is expected to track the performance of futures contracts on eleven commodities, selected by Morgan Stanley Capital Group Inc. (the “Morgan Stanley Index Sponsor”), a direct, wholly-owned subsidiary of Morgan Stanley, based on (i) the contracts’ historical backwardation relative to other commodity-related futures contracts and (ii) the contracts’ historical liquidity. Of the commodities represented in the Morgan Stanley Index, currently five are in the energy sector, two are in the industrial metals sector, and four are in the agricultural sector or livestock sector. As of the date of this Prospectus, the Morgan Stanley Index’s exposure was weighted approximately one third to each of the energy sector, the industrial metals sector, and the agricultural and livestock sectors. The Morgan Stanley Index’s actual exposure to futures contracts and sectors will change throughout the year based on changes in the market values of the futures contracts. The Morgan Stanley Index Sponsor also may alter the commodities that comprise the Morgan Stanley Index or the parameters that determine the futures contracts that comprise the Morgan Stanley Index. The Morgan Stanley Index is normally rebalanced annually during the month of January. In addition, the Morgan Stanley Index Sponsor may make interim changes to the Morgan Stanley Index in its discretion if it determines that a disruption event has occurred that requires modification of the Morgan Stanley Index; such events may include, but are not limited to market or trading disruptions in the commodities underlying the Morgan Stanley Index, changes in law, or other events or circumstances beyond the reasonable anticipation or control of the Morgan Stanley Index Sponsor.

The Fund has historically entered into swap transactions, including those related to the Morgan Stanley Index, with a limited number of counterparties and will likely enter into swap transactions, including those related to the Morgan Stanley Index, with a limited number of counterparties for the foreseeable future. In selecting swap counterparties for the Fund, the Adviser will normally consider a variety of factors, including, without limitation: cost; the quality, reliability, and responsiveness of a counterparty; the operational compatibility between a counterparty and the Adviser; and a counterparty’s creditworthiness.

The Adviser may seek to effect the Fund’s commodity-related investment strategies by investing in a variety of instruments, such as total and excess return swaps, futures contracts, options on futures, forward contracts, exchange traded products, including exchange traded funds and exchange traded notes, structured notes, common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in commodities, and other investments intended to provide long or short exposure to one or more commodities.

The Fund expects that many of the instruments in which it will invest will involve leverage. When the Fund utilizes leverage, small changes in the values of the underlying commodity prices may result in significant changes in the values of the Fund’s investments, and the Fund can lose significantly more than the amount it invests in an instrument, or the margin it supplies to its counterparty on the instrument.

Fixed Income Investments. The Fund will normally create its commodities exposures using derivatives and other instruments that allow the Fund to achieve those exposures without significant upfront investment of cash. As a result, the Fund expects to have available to it cash assets to invest in securities or other instruments. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more fixed income funds advised by DoubleLine Capital or a related party of DoubleLine Capital. Fixed income investments in which the Fund may invest, may include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) other investment companies that invest principally in debt securities; or (iii) short-term investments, such as commercial paper, repurchase agreements and money market funds.

Under normal circumstances, the Fund’s portfolio of fixed income investments is expected to include primarily fixed income and other income-producing instruments rated investment grade and unrated securities considered by the Adviser to be of comparable credit quality. The Fund may, however, invest up to 20% of its total assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Adviser to be of comparable credit quality.

Other Information. The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in this Prospectus by investing in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The Fund may from time to time invest in one or more subsidiary private investment vehicles organized outside the United States that invest directly or indirectly in commodities and commodity-related investments or in derivatives transactions relating to commodities where the Adviser determines that it may benefit the Fund if the subsidiary invests in those transactions. The amount of the Fund’s investment in certain investment companies or investment pools may be limited by law or by tax considerations.

Except as expressly prohibited by the Fund’s Prospectus or its SAI, the Fund may make any investment or use any investment strategy consistent with applicable law. The Fund may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may enter into derivatives transactions of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. These instruments include, among others, options, futures contracts, forward currency contracts, swap agreements and similar instruments. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. Although the Fund reserves the right to invest in derivatives of any kind, it currently expects that it may use the following types of derivatives: futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total and excess return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, commodities, securities, currencies, or other indicators of value, or to hedge against portfolio exposures. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, and in some cases the risks of leverage, described in this Prospectus and in the Fund’s SAI.

There is no limit on the amount of the Fund’s assets that may be allocated to one or more commodities, specific asset classes or market sectors, and the Fund may at times have significant exposure to a single commodity or a limited number of commodities. The Fund may invest without limit in obligations of issuers in any country or group of countries, including emerging market countries, and investments denominated in foreign currencies. The amount of the Fund’s investment in a particular asset class, or the types of investments it may make in a particular asset class, may be limited by tax considerations or limitations imposed by applicable law.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account. Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Portfolio investments may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio investments no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio is not designed to replicate the performance of any index. The Fund’s performance will deviate, potentially significantly, from the performance of any index used by the Fund.
Principal Risks
The value of the Fund's shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser will have an incentive to invest a Fund’s assets in investment companies sponsored or managed by the Adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, and will have an incentive to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser will have an incentive to delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its related parties.
  asset allocation risk: the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.
  cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
  commodities risk: the risk that the value of the Fund's shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by market movements, commodity index volatility, changes in interest rates, or factors affecting a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
  counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain U.S. federal income tax limitations, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. The Fund has historically obtained exposure to the Morgan Stanley Index through swap transactions with a limited number of counterparties, and will likely enter into swap transactions related to the Morgan Stanley Index with a limited number of counterparties for the foreseeable future. To the extent that the Fund enters into multiple transactions with a small set of counterparties, it will be subject to increased counterparty risk.
  debt securities risks:
  credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds"), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
  extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
  interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of bond investors to the risks associated with rising interest rates.
  prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
  derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
  emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country's dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
  exchange-traded note risk: the risk that the level of the particular market benchmark or strategy to which the note’s return is linked will fall in value; exchange-traded notes are subject to the credit risk of the issuer.
  focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political or regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
  foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
  index risk: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Morgan Stanley Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.

  Although the Adviser has licensed the right to use the Morgan Stanley Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Morgan Stanley Index Sponsor will maintain it indefinitely, that the Fund will use the Morgan Stanley Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Morgan Stanley Index. In those or similar conditions, the Adviser or the Fund’s Board of Trustees may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Morgan Stanley Index or will perform in a manner similar to the Morgan Stanley Index. Unavailability of the Morgan Stanley Index could affect adversely the ability of the Fund to achieve its investment objective.

  The Morgan Stanley Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity. Any investment exposure tied or related to the Morgan Stanley Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Morgan Stanley Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
  investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Fund must pay its pro rata portion of an investment company's fees and expenses.
  large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
  leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.
  liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
  market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers' choice of investments.
  portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.
  securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers' choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
  short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which the Fund has established a short position will result in a loss to the Fund.
  structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.
  tax risk: in order to qualify as a regulated investment company under the Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
  U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
  valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the principal risks of investing in the Fund.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results, including its current NAV per share, can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.
Class I Shares

During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	10.73%	Quarter ended 12/31/2017
Lowest:	(12.22%)	Quarter ended 12/31/2018

The year-to-date total return for the Fund’s Class I shares as of June 30, 2019 was 3.15%.
Average Annual Total Returns (for the periods ended December 31, 2018) Strategic Commodity Fund
Average Annual Total Returns - DoubleLine Strategic Commodity Fund	One Year	Since Inception	Inception Date
Class I	(10.65%)	(1.35%)	May 18, 2015
Class I | Return After Taxes on Distributions	(11.08%)	(2.14%)	May 18, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares	(6.30%)	(1.35%)	May 18, 2015
Class N	(10.86%)	(1.63%)	May 18, 2015
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	(11.25%)	(7.48%)	May 18, 2015

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Bloomberg Commodity Index Total Return is an index calculated on an excess return basis that reflects commodity futures price movements. The Index rebalances annually weighted 2/3 by trading volume and 1/3 by world production and weight-caps are applied at the commodity, sector and group level for diversification. Roll period typically occurs from the 6th-10th business day based on the roll schedule. It is not possible to invest directly in an index.